AB Discovery Value Fund

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Industrials – 20.3%
Aerospace & Defense – 1.0%
Hexcel Corp.(a)	389,728	$24,611,323

Air Freight & Logistics – 2.6%
CH Robinson Worldwide, Inc.	244,159	31,423,263
GXO Logistics, Inc.(a) (b)	583,483	30,720,380

		62,143,643

Commercial Services & Supplies – 1.1%
MillerKnoll, Inc.	1,191,795	25,158,793

Construction & Engineering – 1.8%
Fluor Corp.(b)	560,800	23,004,016
WillScot Holdings Corp.(a)	837,360	20,297,606

		43,301,622

Electrical Equipment – 1.4%
Regal Rexnord Corp.(a)	216,840	32,380,717

Ground Transportation – 1.0%
ArcBest Corp.	335,837	24,771,337

Machinery – 4.9%
CNH Industrial NV	1,857,565	21,269,119
JBT Marel Corp.(a)	212,765	30,487,097
Oshkosh Corp.	225,746	31,462,220
Pentair PLC	309,395	33,269,245

		116,487,681

Marine Transportation – 2.1%
Kirby Corp.(b)	261,012	25,370,367
Star Bulk Carriers Corp.	1,332,602	24,853,027

		50,223,394

Professional Services – 2.2%
CACI International, Inc. - Class A(b)	65,081	31,220,657
First Advantage Corp.(a) (b)	1,340,210	21,925,836

		53,146,493

Trading Companies & Distributors – 2.2%
Core & Main, Inc. - Class A(b)	435,478	28,184,136
Herc Holdings, Inc.	185,933	24,318,177

		52,502,313

		484,727,316

Financials – 19.9%
Banks – 10.0%
Comerica, Inc.	307,378	21,694,739
First BanCorp/Puerto Rico	980,465	21,795,737
First Citizens BancShares, Inc./NC - Class A	15,570	30,889,479
First Hawaiian, Inc.	837,718	21,738,782
Flagstar Financial, Inc.(a)	1,257,309	16,118,701
Independent Bank Corp.	338,087	24,176,601

Company	Shares	U.S. $ Value

Texas Capital Bancshares, Inc.(b)	223,391	$19,338,959
UMB Financial Corp.(a)	269,333	32,831,693
Webster Financial Corp.	377,513	23,488,859
Wintrust Financial Corp.(a)	194,242	26,667,484

		238,741,034

Capital Markets – 3.4%
Cboe Global Markets, Inc.	84,148	19,854,720
Invesco Ltd.	1,559,903	34,146,277
Stifel Financial Corp.(a)	228,592	26,354,372

		80,355,369

Financial Services – 3.6%
HA Sustainable Infrastructure Capital, Inc.(a)	890,648	25,151,900
NCR Atleos Corp.(a) (b)	1,004,305	39,790,564
Walker & Dunlop, Inc.	255,086	21,695,064

		86,637,528

Insurance – 2.9%
American Financial Group, Inc./OH	239,990	32,605,041
Hanover Insurance Group, Inc. (The)	207,039	35,917,126

		68,522,167

		474,256,098

Information Technology – 11.9%
Communications Equipment – 3.0%
Calix, Inc.(b)	342,931	20,387,248
F5, Inc.(b)	60,855	19,056,135
Lumentum Holdings, Inc.(a) (b)	245,360	32,586,261

		72,029,644

Electronic Equipment, Instruments & Components – 4.5%
Avnet, Inc.	394,111	21,506,637
Belden, Inc.	51,553	6,712,201
Crane NXT Co.(a)	407,432	24,335,913
IPG Photonics Corp.(a) (b)	322,644	26,398,732
TD SYNNEX Corp.	193,612	28,668,129

		107,621,612

IT Services – 0.7%
Globant SA(b)	253,211	17,030,972

Semiconductors & Semiconductor Equipment – 1.6%
FormFactor, Inc.(b)	500,852	14,619,870
ON Semiconductor Corp.(a) (b)	441,146	21,876,430

		36,496,300

Company	Shares	U.S. $ Value

Software – 2.1%
ACI Worldwide, Inc.(b)	487,689	$24,067,452
Commvault Systems, Inc.(b)	52,936	9,880,240
Nice Ltd. (Sponsored ADR)(a) (b)	111,190	15,716,707

		49,664,399

		282,842,927

Consumer Discretionary – 9.7%
Automobile Components – 1.5%
BorgWarner, Inc.	843,354	36,061,817

Diversified Consumer Services – 2.5%
ADT, Inc.	3,653,218	31,819,529
Laureate Education, Inc.(b)	1,031,509	28,345,867

		60,165,396

Hotels, Restaurants & Leisure – 0.7%
Cracker Barrel Old Country Store, Inc.(a)	294,718	17,630,031

Leisure Products – 1.1%
Brunswick Corp./DE(a)	417,732	26,563,578

Specialty Retail – 2.8%
AutoNation, Inc.(b)	86,140	18,871,551
Bath & Body Works, Inc.	1,042,518	30,451,951
Group 1 Automotive, Inc.	36,993	17,193,606

		66,517,108

Textiles, Apparel & Luxury Goods – 1.1%
Crocs, Inc.(a) (b)	293,569	25,599,217

		232,537,147

Real Estate – 8.4%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	800,126	14,874,342

Health Care REITs – 1.4%
American Healthcare REIT, Inc.	787,490	33,696,697

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	168,987	16,694,226

Industrial REITs – 1.0%
STAG Industrial, Inc.	617,176	22,742,936

Office REITs – 1.3%
COPT Defense Properties	1,056,840	30,415,855

Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.(b)	128,544	39,279,190

Residential REITs – 1.2%
Independence Realty Trust, Inc.(a)	1,568,567	28,406,749

Specialized REITs – 0.6%
CubeSmart	320,123	13,099,433

		199,209,428

Company	Shares	U.S. $ Value

Health Care – 8.3%
Health Care Equipment & Supplies – 3.7%
Envista Holdings Corp.(a) (b)	1,409,208	$29,847,025
Globus Medical, Inc. - Class A(b)	474,631	29,080,641
Integer Holdings Corp.(b)	266,824	28,782,305

		87,709,971

Health Care Providers & Services – 3.2%
Encompass Health Corp.	312,894	38,097,973
Tenet Healthcare Corp.(b)	209,232	38,567,735

		76,665,708

Life Sciences Tools & Services – 1.4%
ICON PLC(b)	183,203	32,599,142

		196,974,821

Materials – 6.3%
Chemicals – 2.6%
Avient Corp.	701,565	26,238,531
RPM International, Inc.	285,925	35,829,262

		62,067,793

Containers & Packaging – 2.2%
Graphic Packaging Holding Co.(a)	1,388,398	30,919,624
O-I Glass, Inc.(b)	1,563,600	20,311,164

		51,230,788

Metals & Mining – 1.5%
Reliance, Inc.	121,543	35,935,403

		149,233,984

Consumer Staples – 5.2%
Consumer Staples Distribution & Retail – 3.0%
BJ’s Wholesale Club Holdings, Inc.(a) (b)	409,918	40,040,790
Dollar Tree, Inc.(a) (b)	291,378	31,809,736

		71,850,526

Food Products – 1.1%
Nomad Foods Ltd.	1,737,139	26,995,140

Household Products – 1.1%
WD-40 Co.	119,123	25,735,333

		124,580,999

Energy – 5.1%
Energy Equipment & Services – 1.3%
TechnipFMC PLC	846,856	31,130,426

Oil, Gas & Consumable Fuels – 3.8%
Cameco Corp.	140,725	10,890,708
HF Sinclair Corp.	247,741	12,605,062
Magnolia Oil & Gas Corp. - Class A(a)	971,800	24,178,384
Matador Resources Co.	523,523	26,364,618
Northern Oil & Gas, Inc.(a)	669,598	17,516,684

		91,555,456

		122,685,882

Company	Shares	U.S. $ Value

Utilities – 2.6%
Electric Utilities – 1.6%
IDACORP, Inc.	301,171	$37,676,492

Gas Utilities – 1.0%
ONE Gas, Inc.	308,780	23,621,670

		61,298,162

Communication Services – 2.1%
Media – 2.1%
Criteo SA (Sponsored ADR)(b)	768,526	19,082,501
Nexstar Media Group, Inc.(a)	155,187	31,740,397

		50,822,898

Total Common Stocks (cost $2,051,190,044)		2,379,169,662

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $8,615,390)	8,615,390	8,615,390

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $2,059,805,434)		2,387,785,052

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $8,057,484)	8,057,484	8,057,484

Total Investments – 100.5% (cost $2,067,862,918)(f)		2,395,842,536
Other assets less liabilities – (0.5)%		(11,866,259)

Net Assets – 100.0%		$2,383,976,277

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $454,441,682 and gross unrealized depreciation of investments was $(126,462,064), resulting in net unrealized appreciation of $327,979,618.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,379,169,662	$—	$—	$2,379,169,662
Short-Term Investments	8,615,390	—	—	8,615,390
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,057,484	—	—	8,057,484

Total Investments in Securities	2,395,842,536	—	—	2,395,842,536
Other Financial Instruments(b)	—	—	—	—

Total	$2,395,842,536	$—	$—	$2,395,842,536

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$17,153	$443,090	$451,628	$8,615	$614
AB Government Money Market Portfolio*	228	278,918	271,089	8,057	236
Total	$17,381	$722,008	$722,717	$16,672	$850

*	Investments of cash collateral for securities lending transactions.